UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                FORM N-CSR
           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES

              Investment Company Act file number:  811-09941

                             AMBASSADOR FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      211 West Fort Street, Suite 720
                      Detroit, MI                         48226
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)  (ZIP CODE)

                             Brian T. Jeffries
                    Ambassador Capital Management, LLC
                      211 West Fort Street, Suite 720
                             Detroit, MI 48226
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

    Registrant's telephone number, including area code:  (313) 961-3111

                     Date of fiscal year end:  July 31

                 Date of reporting period:  January 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory , disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Report to Shareholders




Semi-Annual Report
January 31, 2005


AMBASSADOR
F U N D S

Money Market Fund



Investment products:
       *     Are not deposits of, or guaranteed by, Ambassador
             Capital Management, L.L.C., or any of its affiliates
       *     Are not insured by the FDIC
       * Are subject to investment risks, including the possible loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Funds

Table of Contents
Semi-Annual Report - January 31, 2005






Performance Highlights                  1

Shareholder Expenses                    2

Schedule of Portfolio Investments       3

Financial Statements                    8

Financial Highlights                    10

Notes to Financial Statements           11

Notice to Shareholders                  15

Trustees & Officers                     16




An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds
Money Market Fund                                  Performance Highlights
                                                   January 31, 2005

Current 7-Day Yield: 2.08%       Average Days to Maturity: 29


PERFORMANCE                Average Annual Total Return

                                                   Inception
                           1 Year       3 Year   since 8/1/2000
Ambassador                 1.19%        1.11%       2.12%


[GRAPH APPEARS HERE]

	Ambassador
Date	Fund
7/00	10,000
8/00	10,051
9/00	10,100
10/00	10,152
11/00	10,202
12/00	10,253
1/01	10,302
2/01	10,342
3/01	10,384
4/01	10,423
5/01	10,457
6/01	10,487
7/01	10,518
8/01	10,546
9/01	10,571
10/01	10,591
11/01	10,606
12/01	10,621
1/02	10,634
2/02	10,646
3/02	10,659
4/02	10,671
5/02	10,684
6/02	10,697
7/02	10,710
8/02	10,723
9/02	10,734
10/02	10,747
11/02	10,758
12/02	10,768
1/03	10,776
2/03	10,784
3/03	10,793
4/03	10,800
5/03	10,808
6/03	10,815
7/03	10,822
8/03	10,828
9/03	10,835
10/03	10,841
11/03	10,848
12/03	10,854
1/04	10,862
2/04	10,868
3/04	10,875
4/04	10,881
5/04	10,888
6/04	10,896
7/04	10,904
8/04	10,915
9/04	10,927
10/04	10,940
11/04	10,954
12/04	10,972
1/05	10,991

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PORTFOLIO COMPOSITION

Commercial Paper			84.1%
Municipal Variable Rate Demand Notes     4.6%
U.S. Government Agency Obligations       3.9%
Certificates of Deposit			 7.4%


<PAGE 1>


Ambassador Funds
Money Market Fund

Shareholder Expense Example


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (July 31, 2004 to January 31, 2005).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                                                                   Expenses
                                                                   Paid
                    Beginning           Ending                     During Period*
                    Account Value       Account Value              July 31, 2004
                    July 31, 2004       January 31, 2005           to January 31, 2005
Actual               $ 1,000.00          $ 1,002.25                 $ 1.70
Hypothetical
 (5% return
 per year before
 expenses)           $ 1,000.00          $ 1,023.53                 $ 1.72


* Expenses are equal to the Fund's annualized expense ratio of 0.34%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


<PAGE 2>


Ambassador Funds
Money Market Fund                         Schedule of Portfolio Investments
(Unaudited)                                                January 31, 2005


Commercial Paper - 84.1%*
                                                            Principal
Security Description                                        Amount ($)   Value ($)
Agricultural Operations - 2.9%
Cargill, Inc. 2.46%, 02/01/05                               6,000,000    6,000,000

Banking-U.S. - 12.2%
Falcon Asset Securitization Corp. (b) 2.53%, 03/15/05       3,578,000    3,567,439
Galaxy Funding Inc. (b), 2.29%, 02/15/05                    2,500,000    2,497,774
Galaxy Funding Inc. (b), 2.53%, 04/06/05                    2,000,000    1,991,005
Galaxy Funding Inc. (b), 2.40%, 03/04/05                    4,000,000    3,991,733
Three Rivers Funding Corp. (b), 2.34%, 02/15/05             3,000,000    2,997,270
Three Rivers Funding Corp. (b), 2.31%, 02/07/05             5,000,000    4,998,075
Yorktown Capital LLC 2.43%, 02/17/05                        4,951,000    4,945,653
                                                                        24,988,949

Banking-Foreign-Asian - 2.9%
Bryant Park Funding LLC (b), 2.38%, 02/08/05                1,527,000    1,526,293
Bryant Park Funding LLC (b), 2.36%, 02/10/05                4,433,000    4,430,373
                                                                         5,956,666

Banking-Foreign-Australian - 3.6%
Sydney Capital Corp. (b), 2.39%, 02/18/05                   4,542,000    4,536,874
Sydney Capital Corp. (b), 2.69%, 05/17/05                   2,843,000    2,820,928
                                                                         7,357,802

Banking-Foreign-Canadian - 4.3%
Fairway Finance Corp. (b), 2.43%, 02/16/05                  3,112,000    3,108,849
Fairway Finance Corp. (b), 2.73%, 07/07/05                  1,889,000    1,866,653
Old Line Funding Corp. (b), 2.35%, 02/07/05                 3,793,000    3,791,514
                                                                         8,767,016

Banking-Foreign-Denmark - 4.1%
Danske Corp. 2.42%, 03/07/05                                1,426,000    1,422,741
Danske Corp. 2.43%, 03/21/05                                4,000,000    3,987,040
Danske Corp. 2.60%, 04/07/05                                3,000,000    2,985,917
                                                                         8,395,698

Banking-Foreign-French - 4.6%
Barton Capital Corp. (b), 2.32%, 02/08/05                   2,404,000    2,402,915
Starbird Funding Corp. (b), 2.43%, 02/22/05                 4,000,000    3,994,330
Starbird Funding Corp. (b), 2.29%, 02/01/05                 3,000,000    3,000,000
                                                                         9,397,245

<PAGE 3>



Ambassador Funds
Money Market Fund                              Schedule of Portfolio Investments
(Unaudited)                                                     January 31, 2005

Commercial Paper - 84.1%*
                                                            Principal
Security Description                                        Amount ($)   Value ($)
Banking-Foreign-German - 9.0%
Beethoven Funding Corp. (b), 2.31%, 02/02/05                2,000,000    1,999,871
Beethoven Funding Corp. (b), 2.42%, 02/15/05                6,000,000    5,994,338
Greyhawk Funding LLC (b), 2.66%, 05/17/05                   2,078,000    2,061,878
Hannover Funding Corp. (b), 2.33%, 02/07/05                 5,000,000    4,998,058
Hannover Funding Corp. (b), 2.36%, 02/11/05                 3,353,000    3,350,802
                                                                        18,404,947

Banking-Foreign-Netherlands - 7.9%
Atlantis One Funding Corp. (b), 2.45%, 03/14/05             3,000,000    2,991,629
Atlantis One Funding Corp. (b), 2.51%, 04/05/05             3,500,000    3,484,626
Atlantis One Funding Corp. (b), 2.50%, 04/06/05             2,261,000    2,250,951
Amstel Funding Corp. (b), 2.38%, 02/28/05                   4,000,000    3,992,860
Windmill Funding Corp. (b), 2.43%, 03/23/05                 3,500,000    3,488,188
                                                                        16,208,254

Banking-Foreign-Swedish - 1.0%
Three Crowns Funding Corp. (b), 2.43%, 02/22/05             2,000,000    1,997,165

Beverages - Non Alcoholic - 3.2%
Coca Cola Co. 2.20%, 02/08/05                               1,665,000    1,664,288
Coca Cola Enterprises (b), 2.24%, 02/03/05                  5,000,000    4,999,378
                                                                         6,663,666
Conglomerate - 1.2%
Edison Asset Securitization LLC (b), 2.50%, 04/07/05        2,410,000    2,399,122

Construction Machinery - 4.0%
Dealers Capital Access 2.41%, 02/14/05                      5,000,000    4,995,649
Dealers Capital Access 2.50%, 03/17/05                      2,160,000    2,153,400
Dealers Capital Access 2.50%, 03/16/05                      1,096,000    1,092,727
                                                                         8,241,776

Electronic Components - 2.4%
Sharp Electronics Corp. 2.38%, 02/22/05                     4,000,000    3,994,446
Sharp Electronics Corp. 2.50%, 03/14/05                     1,000,000      997,153
                                                                         4,991,599

<PAGE 4>


Ambassador Funds
Money Market Fund                             Schedule of Portfolio Investments
(Unaudited)                                                    January 31, 2005


Commercial Paper - 84.1%* (Continued)

                                                            Principal
Security Description                                        Amount ($)   Value ($)
Finance - 11.0%
Charta Corp. (b), 2.41%, 03/01/05                           5,000,000    4,990,628
Charta Corp. (b), 2.34%, 02/09/05                           3,000,000    2,998,440
Clipper Receivables Corp. 2.35%, 02/11/05                   7,200,000    7,195,230
Galleon Capital Corp. 2.38%, 02/11/05                       1,221,000    1,220,193
General Electric Capital Corp. (b), 2.35%, 02/09/05         1,300,000    1,299,321
National Rural Utilities 2.44%, 02/23/05                    4,946,000    4,938,625
                                                                        22,642,437

Food and Kindred Products - 2.0%
Nestle Capital Corp. 2.24%, 02/02/05                        4,000,000    3,999,751

Insurance - 4.0%
Co-Operative Assoc. of Tractor Dealers-B 2.73%, 05/27/05      444,000      440,128
Co-Operative Assoc. of Tractor Dealers-B 2.72%, 05/31/05    4,100,000    4,063,136
Co-Operative Assoc. of Tractor Dealers-B 2.31%, 04/01/05    1,217,000    1,212,392
Triple A One Funding Corp. (b), 2.45%, 02/22/05             2,583,000    2,579,309
                                                                         8,294,965
Pharmaceuticals - 2.7%
Pfizer, Inc. 2.50%, 05/03/05                                1,544,000    1,534,243
Pfizer, Inc. 2.20%, 02/07/05                                4,000,000    3,998,533
                                                                         5,532,776
Retail - 1.1%
7-Eleven, Inc. 2.25%, 02/04/05                              2,398,000    2,397,551


TOTAL COMMERCIAL PAPER                                                 172,637,385


<PAGE 5>



Ambassador Funds
Money Market Fund                           Schedule of Portfolio Investments
(Unaudited)                                                  January 31, 2005




Municipal Variable Rate Demand Notes - 4.6%**

                                                            Principal
Security Description                                        Amount ($)   Value ($)
Kent County, GO, 2.51%, 03/01/06                            2,400,000    2,400,000
Kent County, GO, 2.55%, 03/01/05                            7,000,000    7,000,000

TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES                               9,400,000


U.S. Government Agency Obligations - 3.9%

Federal Home Loan Bank - 0.5%
4.375%, 02/15/05                                            1,000,000    1,000,736

Federal Home Loan Mortgage Corp. - 0.8%
3.875%, 02/15/05                                            1,532,000    1,533,447


Federal National Mortgage Assoc. - 2.6%
2.20%, 04/01/05                                               431,000      429,443
2.53%, 05/18/05                                             5,000,000    4,962,694
                                                                         5,392,137

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                 7,926,320

Certificates Of Deposit - 7.4% (c)
Flagstar Bank, 2.65%, 02/22/05                              5,037,053    5,037,053
Mercantile Bank, 2.55%, 02/17/05                            5,071,037    5,071,037
Republic Bank, 2.45%, 02/18/05                              5,034,128    5,034,128


TOTAL CERTIFICATES OF DEPOSIT                                           15,142,218

TOTAL INVESTMENTS (COST $205,105,923) (a) - 100%                       205,105,923


<PAGE 6>



Ambassador Funds
Money Market Fund                          Schedule of Portfolio Investments
(Unaudited)                                                 January 31, 2005


(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
(c)    Illiquid non-negotiable securities.
*      Rate presented indicates the effective yield at time of purchase.
** Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short term interest rates. The rate presented in this report represents the rate that was in effect on January 31, 2005. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
GO =   General Obligation



                       See Notes to Financial Statements

<PAGE 7>


Ambassador Funds
Money Market Fund
(Unaudited)

Statement of Assets and Liabilities

January 31, 2005

Assets:
Investments, at value
  (cost $205,105,923)                          $ 205,105,923
Cash                                                     498
Interest receivable                                   77,472
Prepaid expenses                                       9,645
       Total Assets                              205,193,538

Liabilities:
Dividends payable                                    345,564
Accrued expenses and other liabilities:
  Advisory                                            35,736
  Other                                               54,864
    Total Liabilities                                436,164

Net Assets                                     $ 204,757,374


Composition of Net Assets:
Capital                                          204,758,050
Accumulated net realized losses from
investment transactions                                 (676)
Net Assets                                     $ 204,757,374


Institutional Shares:
Net Assets                                     $ 204,757,374
Shares Outstanding                               204,758,050
Net Asset Value, Offering Price, and
  Redemption Price per share                          $ 1.00





Statement of Operations
For the six months ended January 31, 2005

Investment Income:
Interest                                         $ 2,141,613

Expenses:
Advisory                                             226,715
Administration                                        45,343
Accounting                                            16,362
Audit/Tax                                              9,375
Compliance                                             4,862
Custody                                               23,560
Legal                                                 11,466
Transfer Agent                                        11,242
Trustee                                               16,500
Other                                                 13,569
  Total Expenses                                     378,994

Net Investment Income                              1,762,619


Net Realized Losses from Investments:
Net realized losses from investment
  transactions                                             0

Change in net assets from operations             $ 1,762,619




                       See Notes to Financial Statements


<PAGE 8>



Ambassador Funds
Money Market Fund

Statement of Changes in Net Assets

                                                     Six Months Ended
                                                     January 31, 2005    Year Ended
                                                     (unaudited)         July 31, 2004


Investment Activities:
Operations:
Net investment income                                $ 1,762,619         $ 2,074,637
Net realized losses from investment transactions               0                 884
Change in net assets from operations                   1,762,619           2,075,521

Dividends:
Net investment income
 Institutional Shares                                 (1,762,619)         (2,074,637)
Change in net assets from shareholder dividends       (1,762,619)         (2,074,637)

Capital Share Transactions:
Change in net assets from capital transactions       (38,993,400)       (138,774,413)
Change in net assets from investment activities      (38,993,400)       (138,773,529)

Net Assets:
Beginning of year                                    243,750,774          82,524,303
End of year                                         $204,757,374        $243,750,774

Share Transactions:*
Institutional Shares:
Issued                                               164,529,597         296,710,855
Reinvested                                             1,618,923           2,112,633
Redeemed                                            (205,141,919)       (437,597,901)
Change in Institutional shares                       (38,993,399)       (138,774,413)

Investor Shares:**
Issued

Redeemed
Change in Investor shares                                      0                   0
Change in shares                                     (38,993,399)       (138,774,413)

* All capital share transactions have been processed at a net asset value of $1.00 per share.
**  No investor shares are outstanding at January 31, 2005 and July 31, 2004.




                       See Notes to Financial Statements

<PAGE 9>



Ambassador Funds
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.


                                   Six Months
                                      Ended                       For the year ended
                                 January 31, 2005
                                   (Unaudited)     July 31, 2004   July 31, 2003  July 31, 2002  July 31, 2001*
Institutional Shares

Net Asset Value,
 Beginning of Period                   $1.000         $1.000          $1.000         $1.000          $1.000

Investment Activities:
Net investment income                   0.008          0.008           0.010          0.018          0.052
Net realized losses
 on investments                         0.000(a)       0.000(a)        0.000(a)       0.000(a)       0.000(a)
Total from investment activities        0.008          0.008           0.010          0.018          0.052

Dividends:
Net investment income                  (0.008)        (0.008)         (0.010)        (0.018)        (0.052)
Total dividends                        (0.008)        (0.008)         (0.010)        (0.018)        (0.052)

Net Asset Value, End of Period         $1.000         $1.000          $1.000         $1.000         $1.000

Total Return                            0.79%          0.78%           1.03%          1.84%          5.18%

Ratios/Supplementary Data:
Net assets at end of period (000's)  $204,757       $243,751        $382,524       $350,533        $69,663
Ratio of expenses
 to average net assets                  0.34%          0.34%           0.41%          0.44%          0.62%
Ratio of net investment income
 to average net assets                  1.56%          0.78%           1.00%          1.58%          4.95%

*   The Fund commenced operations on August 1, 2000.
(a) Amount less than $0.005 per share.


                       See Notes to Financial Statements

<PAGE 10>



Ambassador Funds
                         Notes to Financial Statements
                               January 31, 2005



1.     Organization:
The Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"). The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares. As of January 31, 2005, Investor Shares have not commenced operations. Capital share transactions related to the Investor Shares represents seed money only.

2.     Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:
Securities in the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

Repurchase Agreements:
The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Investment Income:
Security transactions are recorded on the date the security is purchased or sold. Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.


<PAGE 11>



Ambassador Funds
                        Notes to Financial Statements (Cont'd)
                                   January 31, 2005

Dividends to Shareholders:
The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:
The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.     Related Party Transactions:

Investment Adviser:
Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant
Effective August 1, 2003, the Fund entered into a new Administration Agreement and Fund Accounting Agreement with Fund Services Group, LLC ("Fund Services"). Fund Services is 45.5% owned by Monetta Financial Services, Inc. and 45.5% owned by Ambassador Capital Management, LLC, the Adviser to the Fund. The remaining 9% is owned by employees of Fund Services Group, LLC. Pursuant to the two-year term Administration Agreement, the Fund will pay to Fund Services compensation at the following annual rate: 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. A minimum annual fee of $30,000 applies. Pursuant to the two-year term Fund Accounting Agreement, the Fund will pay to Fund Services compensation at the following annual rate: $30,000 on the first
$200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point (0.005%) on the net assets in excess of $500 million. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. In addition to the fees set forth above, the Fund shall also reimburse Fund Services for its reasonable out-of-pocket expenses.

Prior to August 1, 2003 BISYS and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") provided administration, transfer agency and fund accounting services. The agreements with BISYS were terminated effective on August 1, 2003.


<PAGE 12>



Ambassador Funds
                    Notes to Financial Statements (Cont'd)
                               January 31, 2005


Transfer Agent:
Effective August 1, 2003, the Fund entered into a Transfer Agent
Servicing Agreement with U.S. Bancorp Fund Services, L.L.C. ("USBFS"). Pursuant to the agreement, the Fund pays USBFS at the annual rate of 1 basis point (0.01%) on the net assets, in addition to shareholder account fees, activity charges, service charges and various out of pocket expenses. A minimum fee of $28,000 applies.

Custodian:
Effective August 1, 2003, the Fund entered a Custody Agreement whereby
U.S. Bank National Association (the "Custodian"), was appointed Custodian of the Fund. Pursuant to the Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on the following terms: 3 basis points on the first $20 million in market value per fund; 2 basis points on the next $20 million of market value per fund; and 1 basis point on the balance. A minimum annual fee of $4,800 per fund will apply.

Distributor:
Effective August 1, 2003, The Fund became self-distributed. Prior to August 1, 2003 the distributor for the Fund was BISYS.

4.     Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2004 were as follows:


Distributions paid from
Net Investment      Net Long Term       Total Taxable       Tax Return   Total Dividends
Income              Capital Gains       Distributions       of Capital   Paid*
$2,114,037          __                  $2,114,037          __           $2,114,037

As of July 31, 2004 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:


Undistributed       Undistributed                               Accumulated         Total
Net Investment      Long-Term      Accumulated   Distributions  Capital and         Accumulated
Income              Capital Gains  Earnings      Payable        Other Losses**      Deficit
$201,868            __             $201,868      ($201,868)     ($676)              ($676)

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

**As of July 31, 2004, the Fund had $676 in net capital loss carryforwards, which are available to offset future realized gains. The losses expire in 2011.


<PAGE 13>





                    (This Page Is Left Intentionally Blank)




<PAGE 14>





Ambassador Funds
Money Market Fund
                                Notice to Shareholders


QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-992-0444 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-992-0444. Furthermore, you can obtain the fund's proxy voting records on the SEC's website at http://www.sec.gov.



<PAGE 15>




Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds. Asterisks indicate those Trustees who are "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund's Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.


                                           Term of                                       Number of
                                           Office                                        Portfolios in
                                           and Length                                    the Fund's      Other
                              Position(s)  of Time                                       Complex         Directorships
Name, Address                 Held with    Served with   Principal Occupation(s)         Overseen        Held by
Year of Birth                 the Funds    the Funds(a)  During Past 5 Years             by Trustee      Trustee
TRUSTEES:

Nicholas J. DeGrazia          Trustee      Since 2000    Principal of Modesitt,          1               None
PO Box 38                                                Associates, Inc.(management
North Street, MI 48049                                   consulting firm) since 1997;
1943                                                     Consultant of Lionel, LLC
                                                         from 1995-1996;President and
                                                         Chief Operating Officer
                                                         of LionelTrains, Inc. from
                                                         1990-1995.


Ronald E. Hall                 Trustee     Since 2000    President, Chief Executive     1                United American
Bridgewater Interiors, LLC                               Officer and Chairman of the                     Healtchcare Corporation
4617 West Fort St.                                       Board of Bridgewater                            since 2001.
Detroit, MI 48209                                        Interiors, LLC, an
1943                                                     automotive supplier joint
                                                         venture with Johnson Controls,
                                                         Inc, since 1998;President and
                                                         Chief Executive Officer of the
                                                         Michigan Minority Business
                                                         Development Council from
                                                         1992-1998.



Brian T. Jeffries*             Trustee     Since 2000    Founder and President of        1              None
Ambassador Capital Mgmnt, LLC  President                 Ambassador Capital Management,
211 West Fort St., Suite 720                             LLC since 1998; Shareholder
Detroit, MI 48226                                        and Portfolio Manager of
1965                                                     Munder Capital Management
                                                         from 1994-1998.



Conrad W. Koski                Trustee     Since 2000    Retired 1997; President and     1              None
Ambassador Capital Mgmnt, LLC  Chairman                  Chief Executive Officer of
211 West Fort St., Suite 720                             First of Michigan Corporation
Detroit, MI 48226                                        from 1996-1997 and Executive
1945                                                     Vice President and Chief
                                                         Financial Officer from 1982-1996.
                                                         Officer and Trustee of Cranbrook
                                                         Funds from 1984-1997.



Gregory A. Prost*              Trustee     Since 2000    Chief Investment Officer of     1              None
Ambassador Capital Mgmnt, LLC  Vice President            Ambassador Capital Management,
211 West Fort St., Suite 720                             LLC since 2000; Shareholder
Detroit, MI 48226                                        and Senior Portfolio Manager
1966                                                     of Munder Capital Management,
                                                         Inc. from 1995-2000.





OFFICERS:

Kathryn J. Nurre               Secretary   Since 2000    Vice President and Senior                     None
Ambassador Capital Mgmnt, LLC                            Portfolio Manager of Ambassador
211 West Fort St., Suite 720                             Capital Management, LLC
Detroit, MI 48226                                        since 1998; Director of Short
1954                                                     Term Investments of Cranbrook
                                                         Capital Management from
                                                         1994 to 1998.



Lynn H. Waterloo              Chief       Since 2004     Chief Financial Officer and
Fund Services Group, LLC      Financial                  Treasurer, Monetta Funds since
1776-A South Naperville Rd.,  Officer                    2004; Secretary, Fund Services
Suite 101                                                Group, LLC since 2003.
Wheaton, IL 60187             Treasurer
1957

(a) Term of office is indefinite. Each Trustee and Officer serves until their successor is elected.
*   Interested Trustees employees of the Adviser.



<PAGE 16>




Semi-Annual Report
January 31, 2005


Investment Adviser
Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226


Counsel
Dykema Gossett PLC
400 Renaissance Center
Detroit, MI 48243


For Additional Information Call:
1-800-992-0444





AMBASSADOR
F U N D S

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics applicable to the Monetta Fund's principal executive officer and principal financial officer, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The registrant has made no amendments to its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(e) Not applicable.

(f) (1) Information required for this item is only required in an annual report of FORM N-CSR.
    (2) Not applicable.
    (3) The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-992-0444.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Information required for this item is only required in an annual report of FORM N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Information required for this item is only required in an annual report of FORM N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Information required for this item is only required in an annual report of FORM N-CSR.


ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable - the Schedule of Investments is included with the registrant's Semi-Annual Report to Shareholders presented in Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the report to shareholders presented in Item 1.


Item 11.  CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.  EXHIBITS

Exhibit (a)(1) Code of Ethics

Not applicable.

Exhibit (a)(2) Certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30a-2(a)), exactly as set forth below:

Exhibit (a)(3) Not Applicable.

Exhibit (b)    A cerfiication by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.


                           Signatures


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Ambassador Funds

By:  /s/  Brian T. Jeffries
     Name:    Brian T. Jeffries
     Title:   President

Date:  April 7, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Brian T. Jeffries
     Name:    Brian T. Jeffries
     Title:   President

Date:  April 7, 2005


By:  /s/  Lynn H. Waterloo
     Name:    Lynn H. Waterloo
     Title:   Chief Financial Officer

Date:  April 7, 2005